BASIC AND DILUTED LOSS PER SHARE (Schedule of Basic and Diluted Loss Per Share) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Numerator
Net loss	$ (8,555)	$ (1,641)	$ (24,289)	$ (3,552)
Denominator
Weighted average number of shares-basic (000's)	111,128	80,463	107,520	61,901
Adjustment for dilutive securities
Weighted average number of shares-diluted (000's)	111,128	80,463	107,520	61,901
Net loss per share-basic and diluted	$ (0.08)	$ (0.02)	$ (0.23)	$ (0.06)